Income Taxes - Components of net deferred tax asset and valuation allowance (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Cumulative net operating losses	$ 3,352,372	$ 3,228,080
Less valuation allowance	(3,352,372)	(3,228,080)
Net deferred tax asset